LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of components of lease costs

	2025	2024
Operating lease costs of	$52,751	$172,974
Short-term leases	$46,984	—
Finance lease costs	—	—
Amortization of ROU assets	76,626	121,457
Interest on lease liabilities	7,856	19,000
Total lease costs	$184,217	$313,431

Schedule of weighted-average lease terms and discount rates

	2025	2024
Weighted-average remaining lease term (in years)
Operating leases	2.57	2.5
Finance leases	0.98	1.7
Weighted-average discount rate
Operating leases	6.12%	14.2%
Finance leases	8.0%	8.0%

Summary of lease liability maturities

The following tables provides a summary of lease liability maturities as of December 31, 2025:

	Finance
	Leases	Operating Leases	Total
2026	$73,056	$64,635	$137,691
2027	33,814	61,660	95,474
2028	—	36,323	36,323
2029	—	3,039	3,039
Total undiscounted lease payments	106,870	165,657	272,527
Less: imputed interest	(4,723)	(11,433)	(16,156)
Total lease liabilities	$102,147	$154,224	$256,371